Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Disaggregate Revenue from Contracts by Geographic Region	The following tables disaggregate revenue from contracts by geographic region for the years ended December 31, 2022, 2021, and 2020:
	Year ended December 31,
(dollars in thousands)	2022	2021	2020
France	$66,054	$74,305	$74,637
Germany	55,668	56,906	62,401
United Kingdom	32,061	39,226	40,839
Sweden	17,640	23,680	24,598
Other	8,926	11,655	14,797
Total Combined Revenue	$180,349	$205,772	$217,272

Schedule of Contract Assets, Contract Liabilities and Contract Costs Recognized	The following table presents contract assets, contract liabilities and contract costs recognized at September 30, 2023 and December 31, 2022:
(dollars in thousands)	September 30, 2023	December 31, 2022
Accounts receivable, net	$32,454	$35,977
Deferred revenues	6,448	5,660
Customer deposits	635	1,061
Costs to obtain and fulfill a contract	7	44
The following table presents contract assets, contract liabilities and contract costs recognized at December 31, 2022 and 2021:
(dollars in thousands)	Balance at Beginning of Period	Change	December 31, 2021	Change	December 31, 2022
Accounts receivable, net	$41,752	$(6,643)	$35,109	$868	$35,977
Deferred revenues	6,398	(638)	5,760	(100)	5,660
Customer deposits	531	1,616	2,147	(1,086)	1,061
Costs to obtain and fulfill a contract	107	(47)	60	(16)	44

Schedule of Transaction Price Allocated to the Remaining Performance Obligations	The Company has certain non-cancellable contracts where a fixed monthly fee is received in exchange for a series of distinct services that are substantially the same and have the same pattern of transfer over time, with the corresponding remaining performance obligations as of September 30, 2023 in each of the future periods below:
(dollars in thousands)
Remainder of 2023	$2,563
2024	3,448
2025	283
2026 and thereafter	154
Total	$6,448
The business has certain non-cancellable contracts where a fixed monthly fee is received in exchange for a series of distinct services that are substantially the same and have the same pattern of transfer over time, with the corresponding remaining performance obligations as of December 31, 2022 in each of the future periods below:
(dollars in thousands)
2023	$2,953
2024	832
2025	669
2026 and thereafter	1,206
Total	$5,660

Schedule of Disaggregate Revenue from Contracts by Geographic Region	The following tables disaggregate revenue from contracts by geographic region for the three and nine months ended September 30, 2023 and 2022:
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
France	$12,659	$15,006	$44,564	$50,471
Germany	13,639	10,880	32,319	41,462
United Kingdom	7,482	7,686	26,903	24,291
Sweden	3,409	3,645	13,392	13,644
Other	2,989	1,836	8,072	6,854
Total Combined Revenue	$40,178	$39,053	$125,250	$136,722

CF ACQUISITION CORP VIII [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock	The following tables reflect the calculation of basic and diluted net income (loss) per share of common stock:
	For the Three Months Ended September 30, 2023			For the Three Months Ended September 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(3,060,705)	$(13,041,658)	$(2,942,612)	$(610,725)	$(15,961)	$(184,734)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	1,300,165	5,540,000	1,250,000	20,662,249	540,000	6,250,000
Basic and diluted net loss per share of common stock	$(2.35)	$(2.35)	$(2.35)	$(0.03)	$(0.03)	$(0.03)
	For the Nine Months Ended September 30, 2023			For the Nine Months Ended September 30, 2022
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$(4,345,697)	$(10,763,684)	$(5,915,203)	$2,733,787	$66,219	$766,423
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	1,769,140	4,381,912	2,408,088	22,293,390	540,000	6,250,000
Basic and diluted net income (loss) per share of common stock	$(2.46)	$(2.46)	$(2.46)	$0.12	$0.12	$0.12
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:
	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$1,722,236	$53,386	$617,897	$(1,286,468)	$(27,788)	$(393,589)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	17,420,341	540,000	6,250,000	19,931,507	430,521	6,097,945
Basic and diluted net income (loss) per share of common stock	$0.10	$0.10	$0.10	$(0.06)	$(0.06)	$(0.06)